ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2021
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

	September 30, 2021 $	December 31, 2020 $

Accounts receivable	354,010	363,653

As at September 30, 2021, 97% (December 31, 2020 – 95%) of the Company’s accounts receivable are current, and accordingly no provision for doubtful accounts was made.

One customer accounted for 62% of accounts receivable at September 30, 2021 (2020 – 91% of accounts receivable) and 94% (2020 – 97%) of total revenues during the nine months ended September 30, 2021.